Eagle Capital Select Equity ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 98.4%
Communication Services – 12.6%
Alphabet, Inc., Class A ......................................................... 615,340 $ 176,947,170
Comcast Corp., Class A ........................................................ 4,289,246 123,144,253
Liberty Broadband Corp., Class C* ................................................ 848,886 42,698,966
Meta Platforms, Inc., Class A .................................................... 147,177 84,204,377
Netflix, Inc.* .................................................................. 608,313 58,489,295
485,484,061
Consumer Discretionary – 14.5%
Amazon.com, Inc.* ............................................................ 1,333,236 277,673,062
Lennar Corp., Class A .......................................................... 1,250,457 108,589,686
MercadoLibre, Inc., (Brazil)* ..................................................... 91,176 157,645,127
PulteGroup, Inc. .............................................................. 154,556 18,177,331
562,085,206
Consumer Staples – 1.6%
Estee Lauder Cos., Inc. (The), Class A ............................................. 886,706 63,638,890
Energy – 9.8%
ConocoPhillips ............................................................... 2,169,373 286,357,236
Shell PLC, ADR ............................................................... 1,013,369 94,243,317
380,600,553
Financials – 15.8%
Aon PLC, Class A ............................................................. 166,524 53,750,617
Arthur J Gallagher & Co. ........................................................ 135,727 29,395,754
Capital One Financial Corp. ..................................................... 749,387 136,710,670
London Stock Exchange Group PLC, ADR, (United Kingdom)* .......................... 9,827,273 293,147,554
Mastercard, Inc., Class A ....................................................... 77,639 38,793,103
S&P Global, Inc. .............................................................. 135,745 57,737,778
609,535,476
Health Care – 13.5%
Bayer AG, ADR, (Germany) ..................................................... 7,291,269 83,703,768
Danaher Corp. ................................................................ 766,421 145,313,422
Elevance Health, Inc. .......................................................... 173,432 50,772,218
Humana, Inc. ................................................................. 361,562 62,691,235
UnitedHealth Group, Inc. ........................................................ 662,207 179,186,592
521,667,235
Industrials – 5.7%
AerCap Holdings NV, (Ireland) ................................................... 834,531 114,480,963
Woodward, Inc. ............................................................... 299,844 107,320,164
221,801,127
Information Technology – 22.1%
ASML Holding NV, (Netherlands) ................................................. 50,728 67,003,064
Intuit, Inc. .................................................................... 278,381 120,366,377
Microsoft Corp. ............................................................... 453,354 167,818,050
SAP SE, ADR, (Germany) ....................................................... 963,300 164,926,593
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, (Taiwan) .......................... 602,944 203,764,925
Workday, Inc., Class A* ......................................................... 994,527 129,208,948
853,087,957

Eagle Capital Select Equity ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Common Stocks (continued)
Materials – 2.8%
Alcoa Corp. .................................................................. 1,614,904 $ 107,116,582
Total Common Stocks (Cost $3,525,896,995) .....................................................
3,805,017,087
Money Market Funds – 1.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%
(a)
(Cost $68,214,603) .......................................................... 68,214,603 68,214,603
Total Investments – 100.2%
(Cost $3,594,111,598) ........................................................................ $ 3,873,231,690
Liabilities in Excess of Other Assets – (0.2)% ....................................................... (8,504,719)
Net Assets – 100.0% .......................................................................... $ 3,864,726,971
*
Non Income Producing
(a)
Rate shown reflects the 7-day yield as of March 31, 2026.
ADR : American Depositary Receipt
PLC : Public Limited Company